Direxion Daily Financial Top 5 Bear 2X ETF Investment Objectives and Goals - Direxion Daily Financial Top 5 Bear 2X ETF	Aug. 07, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Direxion Daily Financial Top 5 Bear 2X ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.